Property and Equipment (Details Narrative) - USD ($)	9 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	May 31, 2020
Property, Plant and Equipment [Abstract]
Equipment not in use	$ 514,502		$ 514,502
Return of equipment	$ 0	$ 32,269